Income Taxes - Income tax expense (benefit) recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense
Current period	$ 5,459	$ 155	$ 48,808
Adjustment for prior periods	(942)	(2,614)	(2,723)
Current tax expense (income) and adjustments for current tax of prior periods	4,517	(2,459)	46,085
Deferred tax expense
Origination and reversal of temporary differences	(1,590)	2,436	(5,742)
Investment tax credits and operating loss carryforward	(5,362)	(5,005)	755
Deferred tax expense	(6,952)	(2,569)	(4,987)
Income tax benefit	$ (2,435)	$ (5,028)	$ 41,098